Segment Information (Schedule Of Revenue And Operating Income (loss) ) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Digital Entertainment [Member] USD ($)	Mar. 31, 2012 Digital Entertainment [Member] JPY (¥)	Mar. 31, 2011 Digital Entertainment [Member] JPY (¥)	Mar. 31, 2010 Digital Entertainment [Member] JPY (¥)	Mar. 31, 2012 Health & Fitness [Member] USD ($)	Mar. 31, 2012 Health & Fitness [Member] JPY (¥)	Mar. 31, 2011 Health & Fitness [Member] JPY (¥)	Mar. 31, 2010 Health & Fitness [Member] JPY (¥)	Mar. 31, 2012 Gaming & Systems [Member] USD ($)	Mar. 31, 2012 Gaming & Systems [Member] JPY (¥)	Mar. 31, 2011 Gaming & Systems [Member] JPY (¥)	Mar. 31, 2010 Gaming & Systems [Member] JPY (¥)	Mar. 31, 2012 Pachinko & Pachinko Slot Machines [Member] USD ($)	Mar. 31, 2012 Pachinko & Pachinko Slot Machines [Member] JPY (¥)	Mar. 31, 2011 Pachinko & Pachinko Slot Machines [Member] JPY (¥)	Mar. 31, 2010 Pachinko & Pachinko Slot Machines [Member] JPY (¥)	Mar. 31, 2012 Corporate And Eliminations [Member] USD ($)	Mar. 31, 2012 Corporate And Eliminations [Member] JPY (¥)	Mar. 31, 2011 Corporate And Eliminations [Member] JPY (¥)	Mar. 31, 2010 Corporate And Eliminations [Member] JPY (¥)
Segment Reporting Information [Line Items]
External Customers	$ 3,233,459,000	¥ 265,758,000,000	¥ 257,988,000,000	¥ 262,144,000,000	$ 1,699,841,000	¥ 139,710,000,000	¥ 132,474,000,000	¥ 142,239,000,000	$ 1,002,908,000	¥ 82,429,000,000	¥ 85,661,000,000	¥ 85,480,000,000	$ 306,753,000	¥ 25,212,000,000	¥ 21,868,000,000	¥ 19,996,000,000	$ 223,957,000	¥ 18,407,000,000	¥ 17,985,000,000	¥ 14,429,000,000
Intersegment					8,395,000	690,000,000	650,000,000	411,000,000	1,533,000	126,000,000	250,000,000	285,000,000					280,000	23,000,000	2,000,000		(10,208,000)	(839,000,000)	(902,000,000)	(696,000,000)
Total	3,233,459,000	265,758,000,000	257,988,000,000	262,144,000,000	1,708,236,000	140,400,000,000	133,124,000,000	142,650,000,000	1,004,441,000	82,555,000,000	85,911,000,000	85,765,000,000	306,753,000	25,212,000,000	21,868,000,000	19,996,000,000	224,237,000	18,430,000,000	17,987,000,000	14,429,000,000	(10,208,000)	(839,000,000)	(902,000,000)	(696,000,000)
Operating expenses	2,735,223,000	224,808,000,000	237,197,000,000	243,480,000,000	1,306,472,000	107,379,000,000	116,099,000,000	121,167,000,000	970,021,000	79,726,000,000	88,456,000,000	87,687,000,000	225,770,000	18,556,000,000	15,420,000,000	15,323,000,000	173,391,000	14,251,000,000	11,788,000,000	11,577,000,000	59,569,000	4,896,000,000	5,434,000,000	7,726,000,000
Operating income (loss)	498,236,000	40,950,000,000	20,791,000,000	18,664,000,000	401,764,000	33,021,000,000	17,025,000,000	21,483,000,000	34,420,000	2,829,000,000	(2,545,000,000)	(1,922,000,000)	80,983,000	6,656,000,000	6,448,000,000	4,673,000,000	50,846,000	4,179,000,000	6,199,000,000	2,852,000,000	(69,777,000)	(5,735,000,000)	(6,336,000,000)	(8,422,000,000)
Non-cash restructuring and impairment charges				1,950,000,000								1,950,000,000
Non-cash earthquake related impairment charges and expenses			4,429,000,000								4,358,000,000								71,000,000
Bargain purchase gain recognized			¥ 2,543,000,000																¥ 2,543,000,000